Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0001934114
Registrant Name	SUJA LIFE, INC.
Registration File Number	333-294971
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES